INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Current
Taxes	$ 8,638,663	$ 9,071,643
Prepayments to suppliers	10,509,687	4,648,164
Reimbursements over exports	10,548	10,549
Prepaid expenses and other receivables	1,674,826	1,110
Loans receivables	230,000	230,000
Miscellaneous	222,687	642,890
Other receivables	31,879,789	19,327,584
Non-current
Taxes	811,143	218,159
Reimbursements over exports	1,685,177	2,036,040
Miscellaneous	155,958
Other receivables	2,652,278	2,254,199
Receivables for PP&E sales
Current
Other receivables	576,704	1,734,281
Shareholders and other related parties
Current
Other receivables	$ 4,247,233	$ 1,182